Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value

	Capital Group	American Funds 2050 Target Date Retirement Fund	**	$5,013,048
	Capital Group	American Funds 2040 Target Date Retirement Fund	**	$4,747,471
	Capital Group	American Funds 2030 Target Date Retirement Fund	**	$4,242,754
	Capital Group	American Funds 2060 Target Date Retirement Fund	**	$3,243,881
	Fidelity	Fidelity Large Cap Growth Index Fund	**	$1,658,880
	Fidelity	Fidelity Total Market Index Fund	**	$1,325,272
	Capital Group	American Funds 2020 Target Date Retirement Fund	**	$1,301,474
	Vanguard	Vanguard Federal Money Market Fund	**	$860,234
*	America's Car-Mart, Inc.	America's Car-Mart, Inc. Common Stock Fund	**	$583,074
	Allspring Global Investments	Allspring Special Large Cap Value Fund	**	$562,929
	Fidelity	Fidelity Mid Cap Growth Index Fund	**	$524,241
	Capital Group	American Funds 2065 Target Date Retirement Fund	**	$466,099
	Allspring Global Investments	Allspring Special Mid Cap Value CIT Fund	**	$385,827
	J O Hambro Capital Management	JOHCM International Opportunities Fund	**	$359,634
	Capital Group	American Funds 2035 Target Date Retirement Fund	**	$181,568
	Capital Group	American Funds 2045 Target Date Retirement Fund	**	$175,978
	Fidelity	Fidelity U.S. Bond Index Fund	**	$164,710
	Emerald Mutual Funds	Emerald Growth Fund	**	$159,057
	Fuller & Thaler Asset Management	Undiscovered Managers Behavioral Value Fund	**	$156,394
	Fidelity	Fidelity Global ex U.S. Index Fund	**	$110,859
	Capital Group	American Funds 2055 Target Date Retirement Fund	**	$90,075
	Vanguard	Vanguard Mortgage-Backed Securities Fund	**	$54,696
	Capital Group	American Funds 2010 Target Date Retirement Fund	**	$50,528
	Payden & Rygel	Payden Corporate Bond Fund	**	$46,081
	Artisan Partners	Artisan High Income Fund	**	$45,953
	Capital Group	American Funds 2070 Target Date Retirement Fund	**	$20,212
	Capital Group	American Funds 2025 Target Date Retirement Fund	**	$10,296
	RBC Global Asset Management	RBC Emerging Markets Equity Fund	**	$6,947
	Cohen & Steers	Cohen & Steers Real Estate Securities Fund	**	$4,388
	Capital Group	American Funds 2015 Target Date Retirement Fund	**	$1,493

	Total investments			$26,554,054

*	Notes receivable from participants	Loans to participants, interest rates at 5.25% to 10.50%, with various maturities		$1,577,035

	Total per net assets			$28,131,089

	* Issuer is a party-in-interest to the Plan
	** Column (d) cost information not required as accounts are participant directed.